Active Value ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Active Value ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	15.51%	10.33%	(0.78%)